Acquisition (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	12 Months Ended
Mar. 31, 2024
Business Acquisition [Line Items]
Schedule of Business Acquisitions
The preliminary allocation of the purchase price to the assets acquired and liabilities assumed, and a reconciliation to total consideration transferred is presented in the table below:

(Amounts in millions)
Cash and cash equivalents	$54.1
Accounts receivable	298.8
Investment in films and television programs	371.8
Property and equipment	14.0
Intangible assets	4.0
Other assets (1)	168.2
Accounts payable and accrued liabilities	(67.8)
Content related payable	(35.4)
Participations and residuals (1)	(201.9)
Film related obligations (1)	(105.8)
Other liabilities and deferred revenue (1)	(130.5)

Preliminary fair value of net assets acquired	369.5
Goodwill	15.6

Preliminary purchase price consideration	$385.1

(1)	Includes current and non-current amounts.

Schedule of Business Acquisition Pro Forma Information

	Year Ended March 31,
	2024	2023
	(Amounts in millions)

Revenues	$3,380.0	$3,911.6
Net income (loss) attributable Parent	$(376.5)	$63.4